Note 14 - Receivables and Prepayments	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of receivables and prepayments [text block]
14	Receivables and prepayments

	Year ended December 31,
	2018	2017
Prepaid expenses and other receivables	31,599	36,587
Government entities	2,182	2,085
Employee advances and loans	6,521	12,205
Advances to suppliers and other advances	23,467	25,205
Government tax refunds on exports	4,896	17,353
Receivables from related parties	63,321	28,397
Miscellaneous	30,683	20,122
	162,669	141,954
Allowance for other doubtful accounts (see Note 22 (i))	(6,784)	(6,255)
	155,885	135,699